Land Use Right (Details) - Land Use Right - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Cost	¥ 637,057,000	¥ 620,127,000
Incentive payment from local government	(15,000,000)	(15,000,000)
Accumulated amortization	(28,778,000)	(16,240,000)
Land use right, net	593,279,000	588,887,000
Total amortization expense	¥ 12,538,000	¥ 11,384,000	¥ 2,768,000